Route and Customer Acquisition Costs - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capitalized Contract Cost [Line Items]
Gross payments due		$ 6,800		$ 6,800		$ 7,400	$ 8,200
Net present value of payments due		6,400		6,400		6,500	7,200
Current portion of payments due		1,675		1,675		1,700	1,821
Customer acquisition cost asset		18,600		18,600		18,700	18,800
Capitalized contract cost, subject to claw back		2,100		2,100		2,200	2,600
Amortization expense (decrease in expense) on route and customer acquisition costs		$ 500	$ 600	$ 900	$ 1,300	$ 1,700	$ 3,900	$ 3,300
Accounting Standards Update 2014-09
Capitalized Contract Cost [Line Items]
Amortization expense (decrease in expense) on route and customer acquisition costs	$ (1,100)